Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Warrants [Abstract]
Schedule of Warrants Activity
	As at June 30, 2024
	Number	$
Public and Private Warrants	16,049,080	593,092
Vesting Sponsor Warrants	1,416,670	141,667
	17,465,750	734,759
The following table summarizes warrants activity:
	Year ended September 30, 2023		Year ended September 30, 2022
	Number	weighted average exercise price $	Number	weighted average exercise price $
Outstanding, beginning of year	13,890	138.68	13,890	138.68
Issued	605,004	30.66	—	—
Exercised	(605,004)	(30.66)	—	—
Outstanding, end of year	13,890	138.68	13,890	138.68

Exercisable, end of year	13,890	138.68	13,890	138.68

Schedule of Details the Changes in Warrant Liability	The following table details the changes in warrant liability between December 21, 2023 and June 30, 2024:
Warrant liability $
Balance, as at December 21, 2023 (issuance date)	1,746,575
Revaluation of warrant liability	(1,011,816)
Balance, as at June 30, 2024	734,759